Current Financial Assets (Tables)	12 Months Ended
Dec. 31, 2022
Current Financial Assets
Summary of Convertible Promissory Note Agreements

	Interest	2022	2021
		USD	USD
Investment A	1.08% p.a.	—	5,000,880
Investment B	0% p.a.	—	5,000,000
		—	10,000,880

Summary of movements in current financial assets

	2022	2021
	USD	USD
At 1 January	10,000,880	—
Additions	—	10,000,880
Impairment	(10,000,880)	—
At 31 December	—	10,000,880